FACTORING OF ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
FACTORING OF ACCOUNTS RECEIVABLE
FACTORING OF ACCOUNTS RECEIVABLE

3.FACTORING OF ACCOUNTS RECEIVABLE

On January 1, 2021 the Company entered into a factoring agreement (the “Factoring Agreement”) with Versant Funding LLC (“Versant”), in which the Company agreed to sell a minimum of $1.2 million of its accounts receivable without recourse, and which the Company granted Versant a security interest in substantially all of the Company’s assets, in accordance with the terms of the Factoring Agreement. On June 30, 2021, the Company terminated the Factoring Agreement paying Versant $139,374 in settlement of its balance payable to Versant pursuant to the Factoring Agreement. Upon termination of the Factoring Agreement, all future payments of accounts receivable shall be made directly to the Company. During the three months ended September 30, 2021, the Company received notice from Versant regarding an additional amount owed in relation to past factored receivables, resulting in a $214,497 payment to Versant.

During the nine months ended September 30, 2021, net receivables sold under the Factoring Agreement was approximately $3.4 million. Without recourse indicates that the Company assigns and transfers its rights, title, and interest in and to the accounts receivable to Versant, meaning that the Company will not be liable to repay all or any portion of the advance amount if any portion of the accounts receivable is not paid by our customer(s). Information on accounts receivable identified for factoring are provided and verified by Versant prior to being accepted for factoring. Pursuant to the Factoring Agreement, the factoring fees range from 2.5% to 15% of the purchase price of the accounts receivable based on the age of the accounts receivable when collected. The Company is also charged for certain reimbursable administrative fees incurred on its behalf for the management of the program. In connection with the Factoring Agreement, the Company entered into a security agreement, granting to Versant a security interest in substantially all of the Company’s assets to secure our obligations under the Factoring Agreement. The sales of accounts receivable in accordance with the factoring arrangements are recognized as a reduction of accounts receivable, net in the balance sheet.

Factoring fees paid under these arrangements totaled approximately $214,497 for the three months ended September 30, 2021, and $471,396 for the nine months ended September 30,2021 which were recorded in general and administrative expenses in the condensed statements of operations.